American Depositary Shares ("ADS") Plan - Additional Information (Details) - shares	1 Months Ended
	Sep. 30, 2015	Dec. 31, 2018
American Depositary Shares [Line Items]
Ordinary shares issued	4,000,000
Exercise of options and vesting of granted shares		2,227,675
2004 Plan and 2014 Plan [Member]
American Depositary Shares [Line Items]
Exchanged received	800,000